Please file this Prospectus Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

Supplement dated May 25, 2006, to the Prospectus dated May 1, 2006.

This supplement contains important information about the Fund referenced above.

Effective July 3, 2006, David L. Roberts, CFA is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Equity Income Fund. The resulting changes to the Prospectus are described below.

Under the Equity Income Fund description on page 32 of the Prospectus, David L. Roberts, CFA is removed and the information for the portfolio managers is updated as follows:

Portfolio Managers: Gary J. Dunn, CFA; Robert M. Thornburg

The information under the “Portfolio Managers” section beginning on page 65 of the Prospectus, as it relates to David L. Roberts, CFA, is removed.

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Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated May 25, 2006, to the Statement of Additional Information dated May 1, 2006, as previously supplemented May 19, 2006.

This supplement contains important information about the Fund referenced below.

Equity Income Fund

Effective July 3, 2006, David L. Roberts, CFA is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Equity Income Fund. As a result, the information under the “Portfolio Managers” section beginning on page 30 of the Statement of Additional Information, as it relates to David L. Roberts, CFA, is removed.

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 41 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.

•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

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